Summary of Significant Accounting Policies (Details) - Schedule of Diluted Loss Per Ordinary Share - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares [Member]
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption	$ (134,337)	$ (226,879)	$ (714,717)	$ (661,774)	$ (238,410)	$ (238,714)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	1,949,468	17,250,000	7,049,645	17,250,000	5,907,100	17,250,000
Basic and diluted net loss per share	$ (0.07)	$ (0.01)	$ (0.1)	$ (0.04)	$ (0.04)	$ (0.01)
Non-redeemable ordinary shares [Member]
Denominator:
Basic and diluted weighted average ordinary shares outstanding	4,612,500	4,612,500	4,612,500	4,612,500	4,192,636	4,612,500
Basic and diluted net loss per share	$ (0.07)	$ (0.01)	$ (0.1)	$ (0.04)	$ (0.04)	$ (0.01)
Numerator:
Net loss allocable to non-redeemable ordinary shares					$ (169,214)	$ (63,830)